Income Taxes (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Provision for Income Taxes

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2023	2022	2023	2022
Current Tax
Canada	484	187	941	1,124
United States	4	(185)	4	96
Asia Pacific	68	64	152	173
Other International	7	10	19	10
Total Current Tax Expense (Recovery)	563	76	1,116	1,403
Deferred Tax Expense (Recovery)	(2)	568	(416)	625
	561	644	700	2,028